Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cost (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2025 USD ($)
Schedule of Lease Cost [Line Items]
Right-of-use assets	$ 666,475		$ 353,218		$ 85,588
Operating lease liabilities
Current	499,296		293,792		64,119
Non-current	167,179				21,469
Total operating lease liabilities	666,475		293,792		$ 85,588
Amortization charge of right-of-use assets	511,680	$ 65,710	828,723	$ 727,315
Interest of lease liabilities	12,384	1,590	23,531	35,832
Cash paid for operating leases	360,300	46,269	887,040	757,329
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	372,684	47,860		1,750,851
Termination of operating lease right-of-use assets and operating lease liabilities				$ 128,418
From March 15, 2025 to March 14, 2027 [Member]
Schedule of Lease Cost [Line Items]
Office at Unit 1203C, 12th Floor, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong	From March 15, 2025 through March 14, 2027.	From March 15, 2025 through March 14, 2027.